Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 67,843	$ 75,059
Impairment provision for property, plant and equipment
Disposed vehicles		76,005
Disposed vehicles, cost		136,335
Disposed vehicles, accumulated depreciation		60,330
Received cash		65,539
Loss from disposal of property, plant and equipment		$ 10,466